Investments in associates and joint arrangements - Associates (Details) € in Millions, ₨ in Billions, Ksh in Billions		12 Months Ended
	Nov. 25, 2020	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Mar. 31, 2021 KES (Ksh)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 KES (Ksh)	Mar. 31, 2020 EUR (€)
Investments in associates and joint arrangements
Investment in associates							€ 421		€ 508
Profit from continuing operations		€ 488	€ 246	€ 216
Investments in associates							421		508
Indus Towers Limited
Investments in associates and joint arrangements
Profit from continuing operations		€ 306	€ 19	75
Ownership interest in joint venture	42.00%
TPG Telecom
Investments in associates and joint arrangements
Ownership interest in joint venture		25.10%	50.00%
Safaricom Limited
Investments in associates and joint arrangements
Percentage of shareholding in associate		40.00%	40.00%
Fair value of investment in associate					Ksh 580		4,513	Ksh 423	3,672
Investment in associates							421		488
Profit from continuing operations		€ 217	€ 247	214
Investments in associates							421		488
Indus Towers Limited
Investments in associates and joint arrangements
Fair value of investment in associate						₨ 186	2,161
Investment in associates							0
Profit from continuing operations		€ 274
Ownership interest in joint venture		28.10%
Investments in associates							0
Other Associates [Member]
Investments in associates and joint arrangements
Investment in associates							0		20
Profit from continuing operations		€ (3)	€ (1)	€ 2
Investments in associates							€ 0		€ 20